LONG-TERM PREPAYMENTS AND DEPOSITS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM PREPAYMENTS AND DEPOSITS [Abstract]
Prepayments for acquisition of fixed assets	$ 1,484,843	$ 1,082,391
Other deposits	2,000,350	14,946,452
Other long-term prepayments	615,373	2,790,640
Long-term prepayments and deposits	$ 4,100,566	$ 18,819,483